Commitments and Contingencies - Additional Information (Details) - Third Parties for Pharmaceutical Manufacturing and Research Activities	12 Months Ended
Dec. 31, 2023
Maximum
Loss Contingencies [Line Items]
Termination notice period (in days)	60 days
Minimum
Loss Contingencies [Line Items]
Termination notice period (in days)	30 days